UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/02

Check here if Amendment [ ]; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Investment Advisors, Inc.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            President and Chief Executive Officer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

     /s/ William W. Lester                Lincoln, Nebraska       11/14/02
--------------------------------        --------------------- -----------------
        (signature)                        (city, state)            (Date)

Report Type (Check only one):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No. 13F File Number                 Name

28-6724                    Ameritas Life Insurance Corp.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.